Bank credit lines, loan facilities and notes - Schedule of Movement on Debt Instrument (Details) - USD ($) $ in Thousands	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Drawdown of credit lines and loan facilities								$ 2,242,480	$ 305,000
Repayment								(2,595,323)	(930,000)
Senior Secured Revolving Loan | Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Drawdown of credit lines and loan facilities	$ 50,000	$ 143,000	$ 50,000	$ 65,000	$ 75,000	$ 50,000	$ 180,000	243,000		$ 370,000
Repayment	(50,000)	(193,000)	(55,000)	(85,000)	(50,000)	(80,000)	(100,000)	(298,000)		(315,000)
Total long-term debt, net	$ 0	$ 0	$ 50,000	$ 55,000	$ 75,000	$ 50,000	$ 80,000	$ 0	$ 75,000	$ 55,000